Other liabilities and provisions	3 Months Ended
Mar. 31, 2022
Other liabilities and provisions
Other liabilities and provisions

6. Other liabilities and provisions

	3/31/2022	12/31/2021

	(€ in thousands)
Employee bonus	495	512
Accruals for vacation and overtime	367	230
Liabilities from payroll	285	255
Accruals for compensation of Supervisory board	225	180
Accrual for warranty	215	292
Accruals for management compensation	150	83
Accruals for commissions	115	298
Accruals for licenses	59	92
Liabilities from VAT	36	50
Others	118	116
Total	2,065	2,108